Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,759	$ 3,225	$ 3,175
Restricted cash	300
Accounts receivable, net of allowances of $233 and $667, respectively	6,383	5,197	5,998
Inventories, net	9,591	7,830	4,850
Due from related party	6,133	5,688	6,383
Other current assets	5,608	5,116	4,855
Total current assets	29,774	27,056	25,261
Property, and equipment, net	790	530	742
Capitalized software, net	1,992	2,131	2,019
Other intangible assets, net	380	380	380
Operating lease, right-of-use assets, net	4,182	4,466	2,604
Other tax assets	128	267	1
Other assets	948	905	772
Total assets	38,194	35,735	31,779
Current liabilities:
Accounts payable	5,231	4,305	2,190
Employee compensation	3,813	2,664	3,163
Due to related party	10,322	10,192	6,841
Current portion of deferred revenue	5,900	5,211	7,714
Manufacturing warranty obligation	621	513	973
Current portion of long-term operating lease	1,494	1,572	1,005
Current maturities of convertible debt, at fair value	1,991
Advance payments from customers	8,945	10,562	6,255
Accrued expenses and other current liabilities ($480 measured at fair value)	11,046	9,935	8,631
Total current liabilities	49,363	44,954	36,772
Convertible debt, net of current maturities, at fair value	928
Non-current deferred revenues	4,943	4,670	2,282
Long-term operating lease	2,731	2,917	1,621
Deferred tax liabilities	86	112	110
Other non-current liabilities	5,134	4,171	2,647
Total liabilities	72,589	68,281	60,733
Commitments and contingencies (Note 16)
Deficit:
Preferred stock, $0.00001 par value; 10,000,000 shares authorized; no shares issued and outstanding at September 30, 2024 and March 31, 2024
Common stock, $0.0001 par value; 100,000,000 shares authorized; 34,544,935 shares issued and outstanding at September 30, 2024 and March 31, 2024	3	3	2
Additional paid-in-capital	3,323	2,613	(1,898)
Accumulated deficit	(35,756)	(35,212)	(26,769)
Accumulated other comprehensive income (loss)	(1,965)	50	(289)
Total deficit	(34,395)	(32,546)	(28,954)
Total liabilities and deficit	38,194	35,735	31,779
Related Party [Member]
Current liabilities:
Notes payable - related party	$ 9,404	$ 11,457	$ 17,301